DGHM INVESTMENT TRUST

565 Fifth Avenue, Suite 2101

New York, New York 10017

(800) 653-2839

APRIL 15, 2010

VIA EDGAR

==========

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:

Post-Effective Amendment No. 4 (the “Amendment”) to the Registration Statement of DGHM Investment Trust (the “Trust”) under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 6 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) on Form N-1A with respect to the DGHM Small Cap Fund and the DGHM All-Cap Value Fund (collectively, the “Funds”)(File Nos. 333-137775 and 811-21958)

Ladies and Gentlemen:

Pursuant to the 1933 Act, as amended, Rule 485(a) of the Regulation C thereunder and Rule 8b-16 under the 1940 Act, transmitted herewith on behalf of the Trust is the Amendment. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The Amendment is being filed for the purpose of adding a new series portfolio, the DGHM Small Cap Value Fund, to the Trust, adding a new class of shares (the Institutional Class Shares) for the existing series portfolio of the Trust (the DGHM All-Cap Value Fund, and conforming the prospectus for the Trust to the requirements of Form N-1A.. The Amendment contains the prospectus and statement of additional information relating to the Funds. You should also note that we have included in the prospectus performance information related to accounts advised by the investment adviser (the “Adviser”) to the Funds. This related performance represents all accounts managed by the Adviser that are managed in a manner that is substantially similar to the manner in which each of the Funds will be managed. The Funds have also included all disclosures that are believed to be important for prospective investors to consider in evaluating the relevance of this related performance, including the fact that the related performance is not that of the Funds and it is not intended to suggest that the results will be those experienced by the Funds.

We look forward to receiving your comments. If you have any questions concerning the foregoing, please contact John H. Lively at the address written below or via phone at (913) 660-0778.

Sincerely,

/s/ Karen Shupe
Secretary

cc:	John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224